Bonds, notes and other obligations - Additional Information (Detail)							12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 13, 2023 USD ($)	Jan. 11, 2023 PEN (S/)	Jun. 30, 2020 USD ($)	Sep. 25, 2019 USD ($)	Sep. 24, 2019 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Mar. 31, 2024	Dec. 31, 2023 USD ($)	Feb. 28, 2023 PEN (S/)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 PEN (S/)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 29, 2020 USD ($)	Jan. 01, 2018 USD ($)	Oct. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | S/	S/ 10,634,546,000						S/ 10,634,546,000	S/ 14,308,959,000
Repayments of bonds, notes and debentures		$ 50,000,000	S/ 150,000,000				2,189,040,000	137,900,000	S/ 91,000,000
Senior Bonds [Member] | Cash flow hedges [member]
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 20,000,000		$ 20,000,000				$ 150,000,000
Cash flow hedge, fair value | S/	S/ 556,950,000						S/ 556,950,000	573,000,000				S/ 74,260,000		S/ 74,260,000
Senior Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4.125%						4.125%				4.125%
Notional amount											$ 300,000,000
Borrowings maturity							2027
Three Point Three Seven Five Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount								S/ 1,681,974,000			$ 484,895,000					$ 441,000,000		$ 200,000,000
Converted interest rate from hedging								4.88%
Three Point Three Seven Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	3.375%						3.375%				3.375%
Notional amount											$ 484,895,000
Borrowings maturity							2023
Five Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	5.00%					5.00%	5.00%				5.00%
Notional amount | S/	S/ 312,000,000					S/ 312,000,000	S/ 312,000,000
Borrowings maturity						2026	2026
Three Point Two Five Zero Percent Corporate Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	S/ 1,112,700,000						S/ 1,112,700,000				$ 300,000,000
Converted interest rate from hedging	2.12%
Converted interest rate from hedging two	5.10%
Converted interest rate from hedging three	5.32%
Converted interest rate from hedging four	4.92%
Three Point Two Five Zero Percent Corporate Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.25%
Notional amount					$ 400,000,000
Borrowings maturity					2026
Subordinated Bonds Third Program Third Single Series [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 25,000,000
Four Point Zero Percentage Subordinated Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate				4.00%
Notional amount				$ 300,000,000
Borrowings maturity				2030
Debt Instrument Redemption Price Percentage				100.00%
Borrowings, interest rate basis				From that date onwards, in case Interbank does not perform the early redemption, the interest rate will increase by 371.1 basis points
Six point six two five Percentage Subordinated Bonds [Member] | Nonadjusting Events After Reporting Period [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate										8.625%
Six point six two five Percentage Subordinated Bonds [Member] | International Issuances [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	6.625%						6.625%				6.625%
Notional amount											$ 300,000,000
Borrowings maturity							2029
Five Point Seven Five Percentage Senior Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount											284,895,000
Five Point Seven Five Percentage Senior Bonds [Member] | Swap Amount [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount											263,322,000
Five Point Seven Five Percentage Senior Bonds [Member] | Swap Premium [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 21,573,000